Note 9 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment, gross	$ 27,515	$ 26,434
Accumulated depreciation	(17,000)	(16,799)
	10,515	9,635
Land [Member]
Premises and equipment, gross	2,615	2,621
Building and Building Improvements [Member]
Premises and equipment, gross	11,946	10,878
Furniture and Fixtures [Member]
Premises and equipment, gross	$ 12,954	$ 12,935